--------------------------------------------------------------------------------
ADVISOR CLASS SHARES                          |               JANUARY 21, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                            ACCESSOR ALLOCATION FUNDS
                              ADVISOR CLASS SHARES
                         PROSPECTUS DATED APRIL 30, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================


Accessor Funds, Inc. ("Accessor Funds") offers interests in fifteen separate series, nine of which represent a portfolio of securities with specific investment objectives and policies (the "Underlying Funds") and six series referred to as the Accessor Allocation Funds (the "Allocation Funds"), each of which invest in mixes of shares of the Underlying Funds and operate as a so-called "fund of funds". Accessor Funds received an order of exemption ("Order") to permit the Underlying Funds to bear the normal and ordinary expenses of operating ("Operating Expenses") the Allocation Funds, the conditions of which limit the ability of the Underlying Funds to bear all of the Allocation Funds' Operating Expenses. Accessor Funds and Accessor Capital Management LP ("ACM"), the manager and administrator of Accessor Funds, entered into an Expense Guarantee Agreement on December 22, 2000 for a three year period, which terminated on December 31, 2003. Accessor Funds and ACM have entered into a Second Expense Guarantee Agreement for an additional three year period, through December 31, 2006.

Under the Second Expense Guarantee Agreement each Allocation Fund will pay (i) 10 basis points management fee to ACM; (ii) up to 10 basis points of Operating Expenses and (iii) if applicable, the distribution and service fees as set forth in the applicable prospectus pursuant to the Distribution Plan. For the Allocation Funds' fiscal years ended December 31, 2004, 2005 and 2006, ACM agrees to pay all of the Operating Expenses of the Allocation Funds to the extent the Allocation Funds do not pay for the Operating Expenses or the Underlying Funds do not pay the expenses of the Allocation Funds pursuant to the terms and conditions of the Order. Operating Expenses shall include all customary normal and ordinary expenses of operating the Allocation Funds, but shall not include non-recurring, extraordinary expenses.

As a result of the Second Expense Guarantee Agreement, the Allocation Funds should expect to bear 0.20% for management fees and Other Expenses during fiscal years 2004, 2005 and 2006. Expenses on pages 13 through 15 are restated as follows:
================================================================================
                                    EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the fees and expenses that you may pay if you buy and hold Advisor Class Shares of a Fund. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested.

                                                                           ACCESSOR ALLOCATION FUND
                                                                    INCOME      INCOME & GROWTH      BALANCED
-------------------------------------------------------------------------------------------------------------
     SHAREHOLDER FEES(1)
     (fees paid directly from your investment)
     MAXIMUM SALES CHARGE IMPOSED
       ON PURCHASES (as a percent of offering price)                 NONE             NONE              NONE
     MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS            NONE             NONE              NONE
     MAXIMUM DEFERRED SALES CHARGE                                   NONE             NONE              NONE
     REDEMPTION FEE(2)                                               NONE             NONE              NONE
------------------------------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES                                                 0.10%            0.10%             0.10%
     DISTRIBUTION AND SERVICE (12B-1) FEE                            NONE             NONE              NONE
     OTHER EXPENSES(3)                                               0.14             0.18              0.13
                                                                    ----------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                            0.24             0.28              0.23
                                                                    ========================================
     FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                      (0.04)           (0.08)            (0.03)
     NET EXPENSES                                                    0.20             0.20              0.20
                                                                    ========================================

--------------------------------------------------
(1) FEES CHARGED TO SHAREHOLDERS BY FINANCIAL INTERMEDIARIES WHO SELL SHARES OF THE FUNDS ARE NOT INCLUDED IN THE TABLES. AN ANNUAL MAINTENANCE FEE OF $25.00 MAY BE CHARGED BY ACCESSOR CAPITAL, AS THE TRANSFER AGENT, TO EACH IRA WITH AN AGGREGATE BALANCE OF LESS THAN $10,000 ON DECEMBER 31 OF EACH YEAR.

(2) THE TRANSFER AGENT MAY CHARGE A PROCESSING FEE OF $10.00 FOR EACH CHECK REDEMPTION REQUEST.

(3) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS.
     INVESTORS IN THE FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE FUNDS' INVESTMENT IN THE UNDERLYING FUNDS. THE FUNDS AND ACCESSOR CAPITAL HAVE CONTRACTUALLY AGREED THAT THE FUNDS WILL PAY UP TO 0.10% OF THE OTHER EXPENSES AND ACCESSOR CAPITAL WILL PAY ALL OF THE OTHER EXPENSES OF THE FUNDS TO THE EXTENT THE UNDERLYING FUNDS DO NOT PAY THE EXPENSES OF THE FUNDS PURSUANT TO THE TERMS AND CONDITIONS OF THE ORDER FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004, 2005 AND 2006.

================================================================================
     The following table provides a range of estimated average weighted expense ratios for Advisor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds (including any applicable expense waivers). Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

--------------------------------------------------------------------------------
       ACCESSOR ALLOCATION FUND
--------------------------------------------------------------------------------

       INCOME ALLOCATION                                      0.79% - 0.89%
       INCOME & GROWTH ALLOCATION                             0.94% - 1.04%
       BALANCED ALLOCATION                                    1.01% - 1.11%

--------------------------------------------------------------------------------

                                                                                ACCESSOR ALLOCATION FUND
                                                                   GROWTH &                          AGGRESSIVE
                                                                    INCOME           GROWTH            GROWTH
---------------------------------------------------------------------------------------------------------------
     SHAREHOLDER FEES(1)
     (fees paid directly from your investment)
     MAXIMUM SALES CHARGE IMPOSED
      ON PURCHASES (AS A PERCENT OF OFFERING PRICE)                  NONE             NONE              NONE
     MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS            NONE             NONE              NONE
     MAXIMUM DEFERRED SALES CHARGE                                   NONE             NONE              NONE
     REDEMPTION FEE(2)                                               NONE             NONE              NONE
---------------------------------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES                                                 0.10%            0.10%             0.10%
     DISTRIBUTION AND SERVICE (12B-1) FEE                            NONE             NONE              NONE
     OTHER EXPENSES(3)                                               0.14             0.12              0.13
                                                                    -----------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                            0.24             0.22              0.23
                                                                    =========================================
     FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                      (0.04)           (0.02)            (0.03)
     NET EXPENSES                                                    0.20             0.20              0.20
                                                                    =========================================

--------------------------------------------------------------------------------
(1) FEES CHARGED TO SHAREHOLDERS BY FINANCIAL INTERMEDIARIES WHO SELL SHARES OF THE FUNDS ARE NOT INCLUDED IN THE TABLES. AN ANNUAL MAINTENANCE FEE OF $25.00 MAY BE CHARGED BY ACCESSOR CAPITAL, AS THE TRANSFER AGENT, TO EACH IRA WITH AN AGGREGATE BALANCE OF LESS THAN $10,000 ON DECEMBER 31 OF EACH YEAR.

(2) THE TRANSFER AGENT MAY CHARGE A PROCESSING FEE OF $10.00 FOR EACH CHECK REDEMPTION REQUEST.

(3) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS.
     INVESTORS IN THE FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE FUNDS' INVESTMENT IN THE UNDERLYING FUNDS. THE FUNDS AND ACCESSOR CAPITAL HAVE CONTRACTUALLY AGREED THAT THE FUNDS WILL PAY UP TO 0.10% OF THE OTHER EXPENSES AND ACCESSOR CAPITAL WILL PAY ALL OF THE OTHER EXPENSES OF THE FUNDS TO THE EXTENT THE UNDERLYING FUNDS DO NOT PAY THE EXPENSES OF THE FUNDS PURSUANT TO THE TERMS AND CONDITIONS OF THE ORDER FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004, 2005 AND 2006.


================================================================================

     The following table provides a range of estimated average weighted expense ratios for Advisor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds (including any applicable expense waivers). Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

       ACCESSOR ALLOCATION FUND
--------------------------------------------------------------------------------
       GROWTH & INCOME ALLOCATION                             1.06% - 1.16%
       GROWTH ALLOCATION                                      1.14% - 1.24%
       AGGRESSIVE GROWTH  ALLOCATION                          1.18% - 1.28%
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

     The Example shows what an investor in Advisor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Advisor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions not reflecting any expense waiver, your costs would be:


   ACCESSOR ALLOCATION FUND                  ONE YEAR*        THREE YEARS       FIVE YEARS       TEN YEARS
-------------------------------------------------------------------------------------------------------------
   INCOME ALLOCATION                          $86.00            $269.00         $468.00         $1,041.00
   INCOME & GROWTH ALLOCATION                 101.00             314.00          546.00          1,210.00
   BALANCED ALLOCATION                        109.00             338.00          587.00          1,299.00
   GROWTH & INCOME ALLOCATION                 113.00             352.00          610.00          1,349.00
   GROWTH ALLOCATION                          121.00             378.00          655.00          1,444.00
   AGGRESSIVE GROWTH ALLOCATION               125.00             389.00          673.00          1,483.00

================================================================================
     *NOTE: Accessor Capital has contractually agreed to pay certain expenses of the Funds to the extent such expenses are not paid by the Underlying Funds, pursuant to the exemptive order received from the Securities and Exchange Commission, through December 31, 2006. Such payments are not reflected in this table. If such payments were reflected, expenses for the one year period would be lower.

--------------------------------------------------------------------------------
 INVESTOR CLASS SHARES                        |               JANUARY 21, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                            ACCESSOR ALLOCATION FUNDS
                         PROSPECTUS DATED APRIL 30, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

Accessor Funds, Inc. ("Accessor Funds") offers interests in fifteen separate series, nine of which represent a portfolio of securities with specific investment objectives and policies (the "Underlying Funds") and six series referred to as the Accessor Allocation Funds (the "Allocation Funds"), each of which invest in mixes of shares of the Underlying Funds and operate as a so-called "fund of funds". Accessor Funds received an order of exemption ("Order") to permit the Underlying Funds to bear the normal and ordinary expenses of operating ("Operating Expenses") the Allocation Funds, the conditions of which limit the ability of the Underlying Funds to bear all of the Allocation Funds' Operating Expenses. Accessor Funds and Accessor Capital Management LP ("ACM"), the manager and administrator of Accessor Funds, entered into an Expense Guarantee Agreement on December 22, 2000 for a three year period, which terminated on December 31, 2003. Accessor Funds and ACM have entered into a Second Expense Guarantee Agreement for an additional three year period, through December 31, 2006.

Under the Second Expense Guarantee Agreement each Allocation Fund will pay (i) 10 basis points management fee to ACM; (ii) up to 10 basis points of Operating Expenses and (iii) if applicable, the distribution and service fees as set forth in the applicable prospectus pursuant to the Distribution Plan. For the Allocation Funds' fiscal years ended December 31, 2004, 2005 and 2006, ACM agrees to pay all of the Operating Expenses of the Allocation Funds to the extent the Allocation Funds do not pay for the Operating Expenses or the Underlying Funds do not pay the expenses of the Allocation Funds pursuant to the terms and conditions of the Order. Operating Expenses shall include all customary normal and ordinary expenses of operating the Allocation Funds, but shall not include non-recurring, extraordinary expenses.

As a result of the Second Expense Guarantee Agreement, the Allocation Funds should expect to bear 0.20% for management fees and Other Expenses during fiscal years 2004, 2005 and 2006. Expenses on pages 13 through 15 are restated as follows:

================================================================================
                                    EXPENSES
--------------------------------------------------------------------------------

     The following tables describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested.


                                                                                ACCESSOR ALLOCATION FUND
                                                                    INCOME       INCOME & GROWTH      BALANCED
--------------------------------------------------------------------------------------------------------------
     SHAREHOLDER FEES(1)
     (fees paid directly from your investment)
     MAXIMUM SALES CHARGE IMPOSED
       ON PURCHASES (AS A PERCENT OF OFFERING PRICE)                 NONE             NONE              NONE
     MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS            NONE             NONE              NONE
     MAXIMUM DEFERRED SALES CHARGE                                   NONE             NONE              NONE
     REDEMPTION FEE(2)                                               NONE             NONE              NONE

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES                                                 0.10%            0.10%             0.10%
     DISTRIBUTION AND SERVICE (12b-1) FEE                            0.25             0.25              0.25
                                                                     ---------------------------------------
     OTHER EXPENSES(3)                                               0.39             0.43              0.38
       ADMINISTRATIVE SERVICES FEE(4)                                     0.25             0.25              0.25
                                                                     ---------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES                            0.74             0.78              0.73
                                                                     =======================================
     FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                      (0.04)           (0.08)            (0.03)
     NET EXPENSES                                                    0.70             0.70              0.70
                                                                     =======================================

--------------------------------------------------------------------------------
(1) FEES CHARGED TO SHAREHOLDERS BY FINANCIAL INTERMEDIARIES WHO SELL SHARES OF THE FUNDS ARE NOT INCLUDED IN THE TABLES. AN ANNUAL MAINTENANCE FEE OF $25.00 MAY BE CHARGED BY ACCESSOR CAPITAL, AS THE TRANSFER AGENT, TO EACH IRA WITH AN AGGREGATE BALANCE OF LESS THAN $10,000 ON DECEMBER 31 OF EACH YEAR.

(2) THE TRANSFER AGENT MAY CHARGE A PROCESSING FEE OF $10.00 FOR EACH CHECK REDEMPTION REQUEST.

(3) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS.
     INVESTORS IN THE FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE FUNDS' INVESTMENT IN THE UNDERLYING FUNDS. THE FUNDS AND ACCESSOR CAPITAL HAVE CONTRACTUALLY AGREED THAT THE FUNDS WILL PAY UP TO 0.10% OF THE OTHER EXPENSES AND ACCESSOR CAPITAL WILL PAY ALL OF THE OTHER EXPENSES OF THE FUNDS TO THE EXTENT THE UNDERLYING FUNDS DO NOT PAY THE EXPENSES OF THE FUNDS PURSUANT TO THE TERMS AND CONDITIONS OF THE ORDER FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004, 2005 AND 2006.

(4) PURSUANT TO AN ADMINISTRATIVE SERVICES PLAN, ACCESSOR FUNDS MAY PAY FINANCIAL INTERMEDIARIES WHO HAVE ENTERED INTO ARRANGEMENTS WITH ACCESSOR FUNDS UP TO 0.25% ANNUALLY OF THE AVERAGE DAILY NET ASSETS OF THEIR CLIENTS WHO MAY FROM TIME TO TIME BENEFICIALLY OWN INVESTOR CLASS SHARES OF THE FUNDS.

================================================================================
     The following table provides a range of estimated average weighted expense ratios for Investor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds (including any applicable expense waivers). Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

       ACCESSOR ALLOCATION FUND
--------------------------------------------------------------------------------
       INCOME ALLOCATION                                      1.29% - 1.39%
       INCOME & GROWTH ALLOCATION                             1.44% - 1.54%
       BALANCED ALLOCATION                                    1.51% - 1.61%
--------------------------------------------------------------------------------

                                                                                ACCESSOR ALLOCATION FUND
                                                                   GROWTH &                          AGGRESSIVE
                                                                    INCOME           GROWTH            GROWTH
----------------------------------------------------------------------------------------------------------------
     SHAREHOLDER FEES(1)
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     MAXIMUM SALES CHARGE IMPOSED
      ON PURCHASES (AS A PERCENT OF OFFERING PRICE)                  NONE             NONE              NONE
     MAXIMUM SALES CHARGE IMPOSED ON REINVESTED DIVIDENDS            NONE             NONE              NONE
     MAXIMUM DEFERRED SALES CHARGE                                   NONE             NONE              NONE
     REDEMPTION FEE(2)                                               NONE             NONE              NONE
------------------------------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES DEDUCTED FROM FUND ASSETS)
     MANAGEMENT FEES                                                 0.10%            0.10%             0.10%
     DISTRIBUTION AND SERVICE (12b-1) FEE                            0.25             0.25              0.25
                                                                     ---------------------------------------
     OTHER EXPENSES(3)                                               0.39             0.37              0.38
       ADMINISTRATIVE SERVICES FEE(4)                                   0.25             0.25              0.25
                                                                     =======================================
     TOTAL ANNUAL FUND OPERATING EXPENSES                            0.74             0.72              0.73
                                                                     ---------------------------------------
     FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                      (0.04)           (0.02)            (0.03)
     NET EXPENSES                                                    0.70             0.70              0.70


--------------------------------------------------------------------------------
(1) FEES CHARGED TO SHAREHOLDERS BY FINANCIAL INTERMEDIARIES WHO SELL SHARES OF THE FUNDS ARE NOT INCLUDED IN THE TABLES. AN ANNUAL MAINTENANCE FEE OF $25.00 MAY BE CHARGED BY ACCESSOR CAPITAL, AS THE TRANSFER AGENT, TO EACH IRA WITH AN AGGREGATE BALANCE OF LESS THAN $10,000 ON DECEMBER 31 OF EACH YEAR.

(2) THE TRANSFER AGENT MAY CHARGE A PROCESSING FEE OF $10.00 FOR EACH CHECK REDEMPTION REQUEST.


(3) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS. INVESTORS IN THE FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE FUNDS' INVESTMENT IN THE UNDERLYING FUNDS. THE FUNDS AND ACCESSOR CAPITAL HAVE CONTRACTUALLY AGREED THAT THE FUNDS WILL PAY UP TO 0.10% OF THE OTHER EXPENSES AND ACCESSOR CAPITAL WILL PAY ALL OF THE OTHER EXPENSES OF THE FUNDS TO THE EXTENT THE UNDERLYING FUNDS DO NOT PAY THE EXPENSES OF THE FUNDS PURSUANT TO THE TERMS AND CONDITIONS OF THE ORDER FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004, 2005 AND 2006.

(4) PURSUANT TO AN ADMINISTRATIVE SERVICES PLAN, ACCESSOR FUNDS MAY PAY FINANCIAL INTERMEDIARIES WHO HAVE ENTERED INTO ARRANGEMENTS WITH ACCESSOR FUNDS UP TO 0.25% ANNUALLY OF THE AVERAGE DAILY NET ASSETS OF THEIR CLIENTS WHO MAY FROM TIME TO TIME BENEFICIALLY OWN INVESTOR CLASS SHARES OF THE FUNDS.


================================================================================
     The following table provides a range of estimated average weighted expense ratios for Investor Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds (including any applicable expense waivers). Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.


       ACCESSOR ALLOCATION FUND
--------------------------------------------------------------------------------
       GROWTH & INCOME ALLOCATION                             1.56% - 1.66%
       GROWTH ALLOCATION                                      1.64% - 1.74%
       AGGRESSIVE GROWTH  ALLOCATION                          1.68% - 1.78%


================================================================================
EXPENSE EXAMPLE

     The Example shows what an investor in Investor Class Shares of a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class Shares of a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions not reflecting any expense waiver, your costs would be:


   ACCESSOR ALLOCATION FUND                   ONE YEAR*        THREE YEARS*       FIVE YEARS       TEN YEARS
-------------------------------------------------------------------------------------------------------------
   INCOME ALLOCATION                          $137.00           $426.00           $736.00          $1,616.00
   INCOME & GROWTH ALLOCATION                  151.00            470.00            812.00           1,776.00
   BALANCED ALLOCATION                         159.00            494.00            852.00           1,861.00
   GROWTH & INCOME ALLOCATION                  164.00            507.00            875.00           1,909.00
   GROWTH ALLOCATION                           172.00            533.00            918.00           1,999.00
   AGGRESSIVE GROWTH ALLOCATION                175.00            543.00            936.00           2,036.00

================================================================================
     *Note: Accessor Capital has contractually agreed to pay certain expenses of the Funds to the extent such expenses are not paid by the Underlying Funds, pursuant to the exemptive order received from the Securities and Exchange Commission, through December 31, 2006. Such payments are not reflected in this table. If such payments were reflected, expenses for the one year period would be lower.

--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               JANUARY 21, 2004
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                           ACCESSOR ALLOCATION FUNDS
                         A CLASS SHARES ~ C CLASS SHARES
                        PROSPECTUS DATED SEPTEMBER 29, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

Accessor Funds, Inc. ("Accessor Funds") offers interests in fifteen separate series, nine of which represent a portfolio of securities with specific investment objectives and policies (the "Underlying Funds") and six series referred to as the Accessor Allocation Funds (the "Allocation Funds"), each of which invest in mixes of shares of the Underlying Funds and operate as a so-called "fund of funds". Accessor Funds received an order of exemption ("Order") to permit the Underlying Funds to bear the normal and ordinary expenses of operating ("Operating Expenses") the Allocation Funds, the conditions of which limit the ability of the Underlying Funds to bear all of the Allocation Funds' Operating Expenses. Accessor Funds and Accessor Capital Management LP ("ACM"), the manager and administrator of Accessor Funds, entered into an Expense Guarantee Agreement on December 22, 2000 for a three year period, which terminated on December 31, 2003. Accessor Funds and ACM have entered into a Second Expense Guarantee Agreement for an additional three year period, through December 31, 2006.

Under the Second Expense Guarantee Agreement each Allocation Fund will pay (i) 10 basis points management fee to ACM; (ii) up to 10 basis points of Operating Expenses and (iii) if applicable, the distribution and service fees as set forth in the applicable prospectus pursuant to the Distribution Plan. For the Allocation Funds' fiscal years ended December 31, 2004, 2005 and 2006, ACM agrees to pay all of the Operating Expenses of the Allocation Funds to the extent the Allocation Funds do not pay for the Operating Expenses or the Underlying Funds do not pay the expenses of the Allocation Funds pursuant to the terms and conditions of the Order. Operating Expenses shall include all customary normal and ordinary expenses of operating the Allocation Funds, but shall not include non-recurring, extraordinary expenses.

As a result of the Second Expense Guarantee Agreement, the Allocation Funds should expect to bear up to 0.20% for management fees and Other Expenses during fiscal years 2004, 2005 and 2006. Expenses on pages 13 through 17 are restated to reflect the Second Expense Guarantee Agreement as follows:

================================================================================
                                    EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested.

--------------------------------------------------------------------------------------------------------------------------
                                                                             INCOME                     INCOME & GROWTH
                                                                    A CLASS         C CLASS         A CLASS        C CLASS
--------------------------------------------------------------------------------------------------------------------------
   SHAREHOLDER FEES(1) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   MAXIMUM SALES CHARGE IMPOSED
    ON PURCHASES  (AS A PERCENT OF OFFERING PRICE)(2)                 4.75%            NONE           5.75%           NONE
   MAXIMUM SALES CHARGE IMPOSED
    ON REINVESTED DIVIDENDS                                            NONE            NONE            NONE           NONE
   MAXIMUM CONTINGENT DEFERRED SALES CHARGE(3,4)
    (AS A PERCENT OF ORIGINAL PURCHASE PRICE OR
    REDEMPTION PROCEEDS, IF APPLICABLE)                                NONE           1.00%            NONE          1.00%
   REDEMPTION FEE(5)                                                   NONE            NONE            NONE           NONE
--------------------------------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                    0.10%           0.10%           0.10%          0.10%
   DISTRIBUTION AND SERVICE (12B-1) FEE                               0.25%           1.00%           0.35%          1.00%
   OTHER EXPENSES(6,7)                                                0.14%           0.14%           0.18%          0.18%
                                                            --------------------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                               0.49%           1.24%           0.63%          1.28%
                                                            ==============================================================
   FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                         (0.04)%         (0.04)%         (0.08)%        (0.08)%
   NET EXPENSES                                                       0.45%           1.20%           0.55%          1.20%
                                                            ==============================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                           BALANCED
                                                                                                    A CLASS        C CLASS
--------------------------------------------------------------------------------------------------------------------------
   SHAREHOLDER FEES(1) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   MAXIMUM SALES CHARGE IMPOSED
    ON PURCHASES  (AS A PERCENT OF OFFERING PRICE)(2)                                                 5.75%           NONE
   MAXIMUM SALES CHARGE IMPOSED
    ON REINVESTED DIVIDENDS                                                                            NONE           NONE
   MAXIMUM CONTINGENT DEFERRED SALES CHARGE(3,4)
    (AS A PERCENT OF ORIGINAL PURCHASE PRICE OR
    REDEMPTION PROCEEDS, IF APPLICABLE)                                                                NONE          1.00%
   REDEMPTION FEE5                                                                                     NONE           NONE
--------------------------------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                                                    0.10%          0.10%
   DISTRIBUTION AND SERVICE (12B-1) FEE                                                               0.35%          1.00%
   OTHER EXPENSES(6,7)                                                                                0.13%          0.13%
                                                                                                      --------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                               0.58%          1.23%
                                                                                                      ====================
   FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                                                         (0.03)%        (0.03)%
   NET EXPENSES                                                                                       0.55%          1.20%
                                                                                                      ====================
--------------------------------------------------------------------------------------------------------------------------

(1) FEES CHARGED, IF ANY, TO SHAREHOLDERS BY FINANCIAL INTERMEDIARIES WHO SELL SHARES OF THE FUNDS ARE NOT INCLUDED IN THE TABLES. AN ANNUAL MAINTENANCE FEE OF $25.00 MAY BE CHARGED BY ACCESSOR CAPITAL, AS THE TRANSFER AGENT, TO EACH IRA WITH AN AGGREGATE BALANCE OF LESS THAN $10,000 ON DECEMBER 31 OF EACH YEAR.

(2) SALES CHARGES ARE REDUCED OR ELIMINATED FOR PURCHASES OF $100,000 OR MORE ON A CLASS SHARES IN THE INCOME ALLOCATION FUND AND $50,000 OR MORE ON A CLASS SHARES IN THE OTHER ALLOCATION FUNDS.

(3) A CLASS SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN 24 MONTHS.

(4) THE CDSC ON C CLASS SHARES DOES NOT APPLY WHERE SHARES WERE PURCHASED THROUGH A FINANCIAL INTERMEDIARY WHO DID NOT RECEIVE ADVANCE PAYMENTS OR COMMISSIONS (SEE SECTION ENTITLED "ELIMINATING THE CDSC" UNDER A CLASS AND C CLASS SHARES - GENERAL ON PAGE 33 FOR MORE INFORMATION). THE CDSC ON C CLASS SHARES IS ELIMINATED AFTER 12 MONTHS.

(5) THE TRANSFER AGENT MAY CHARGE A PROCESSING FEE OF $10.00 FOR EACH CHECK REDEMPTION REQUEST.

(6) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS. INVESTORS IN THE FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE FUNDS' INVESTMENT IN THE UNDERLYING FUNDS. THE FUNDS AND ACCESSOR CAPITAL HAVE CONTRACTUALLY AGREED THAT THE FUNDS WILL PAY UP TO 0.10% OF THE OTHER EXPENSES AND ACCESSOR CAPITAL WILL PAY ALL OF THE OTHER EXPENSES OF THE FUNDS TO THE EXTENT THE UNDERLYING FUNDS DO NOT PAY THE EXPENSES OF THE FUNDS PURSUANT TO THE TERMS AND CONDITIONS OF THE ORDER FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004, 2005 AND 2006.

(7) OTHER EXPENSES REFLECT ESTIMATED FEES AND EXPENSES OF THE FUNDS BASED ON OTHER EXPENSES FOR THE INVESTOR CLASS SHARES FOR THE PAST FISCAL YEAR; ACTUAL EXPENSES MAY VARY.

================================================================================
The following table provides a range of estimated average weighted expense ratios for A Class Shares and C Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds (including any applicable expense waivers). Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

--------------------------------------------------------------------------------
       ACCESSOR ALLOCATION FUND        A CLASS SHARES           C CLASS SHARES
--------------------------------------------------------------------------------
       INCOME ALLOCATION                1.04% - 1.14%            1.79% - 1.89%
       INCOME & GROWTH ALLOCATION       1.29% - 1.39%            1.94% - 2.04%
       BALANCED ALLOCATION              1.36% - 1.46%            2.01% - 2.11%

================================================================================
The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund. You should keep in mind that shareholders of each Fund bear indirectly the expenses of the Underlying Funds in which the Funds invest. The Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by the Underlying Funds that are borne by all Underlying Fund shareholders. The investment returns of each Fund, then, will be net of that Fund's share of the expenses of the Underlying Funds in which the Fund is invested.

--------------------------------------------------------------------------------------------------------------------------
                                                                        GROWTH & INCOME                     GROWTH
                                                                    A CLASS         C CLASS         A CLASS        C CLASS
--------------------------------------------------------------------------------------------------------------------------
   SHAREHOLDER FEES(1) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   MAXIMUM SALES CHARGE IMPOSED
    ON PURCHASES (AS A PERCENT OF OFFERING PRICE)(2)                  5.75%            NONE           5.75%           NONE
   MAXIMUM SALES CHARGE IMPOSED
    ON REINVESTED DIVIDENDS                                            NONE            NONE            NONE           NONE
   MAXIMUM CONTINGENT DEFERRED SALES CHARGE(3,4)
    (AS A PERCENT OF ORIGINAL PURCHASE PRICE OR
    REDEMPTION PROCEEDS, IF APPLICABLE)                                NONE           1.00%            NONE          1.00%
   REDEMPTION FEE(5)                                                   NONE            NONE            NONE           NONE
--------------------------------------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                    0.10%           0.10%           0.10%          0.10%
   DISTRIBUTION AND SERVICE (12B-1) FEE                               0.35%           1.00%           0.35%          1.00%
   OTHER EXPENSES(6,7)                                                0.14%           0.14%           0.12%          0.12%
                                                                      ----------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                               0.59%           1.24%           0.57%          1.22%
                                                                      ====================================================
   FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                         (0.04)%         (0.04)%         (0.02)%        (0.02)%
   NET EXPENSES                                                       0.55%           1.20%           0.55%          1.20%
                                                                      ====================================================

------------------------------------------------------------------------------------------
                                                                       AGGRESSIVE GROWTH
                                                                      A CLASS        C CLASS
------------------------------------------------------------------------------------------
   SHAREHOLDER FEES(1) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   MAXIMUM SALES CHARGE IMPOSED
    ON PURCHASES(3) (AS A PERCENT OF OFFERING PRICE)(2)               5.75%           NONE
   MAXIMUM SALES CHARGE IMPOSED
    ON REINVESTED DIVIDENDS                                            NONE           NONE
   MAXIMUM CONTINGENT DEFERRED SALES CHARGE(3,4)
    (AS A PERCENT OF ORIGINAL PURCHASE PRICE OR
    REDEMPTION PROCEEDS, IF APPLICABLE)                                NONE          1.00%
   REDEMPTION FEE(5)                                                   NONE           NONE
-------------------------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
   MANAGEMENT FEES                                                    0.10%          0.10%
   DISTRIBUTION AND SERVICE (12B-1) FEE                               0.35%          1.00%
   OTHER EXPENSES(6,7)                                                0.13%          0.13%
                                                                      --------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                               0.58%          1.23%
                                                                      ====================
   FEE WAIVER (AND/OR EXPENSE REIMBURSEMENT)                         (0.03)%        (0.03)%
   NET EXPENSES                                                       0.55%          1.20%
                                                                      ====================

--------------------------------------------------------------------------------
(1) FEES CHARGED, IF ANY, TO SHAREHOLDERS BY FINANCIAL INTERMEDIARIES WHO SELL SHARES OF THE FUNDS ARE NOT INCLUDED IN THE TABLES. AN ANNUAL MAINTENANCE FEE OF $25.00 MAY BE CHARGED BY ACCESSOR CAPITAL, AS THE TRANSFER AGENT, TO EACH IRA WITH AN AGGREGATE BALANCE OF LESS THAN $10,000 ON DECEMBER 31 OF EACH YEAR.

(2) SALES CHARGES ARE REDUCED OR ELIMINATED FOR PURCHASES OF $100,000 OR MORE ON A CLASS SHARES IN THE INCOME ALLOCATION FUND AND $50,000 OR MORE ON A CLASS SHARES IN THE OTHER ALLOCATION FUNDS.

(3) A CLASS SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN 24 MONTHS.

(4) THE CDSC ON C CLASS SHARES DOES NOT APPLY WHERE SHARES WERE PURCHASED THROUGH A FINANCIAL INTERMEDIARY WHO DID NOT RECEIVE ADVANCE PAYMENTS OR COMMISSIONS (SEE SECTION ENTITLED "ELIMINATING THE CDSC" UNDER A CLASS AND C CLASS SHARES - GENERAL ON PAGE 33 FOR MORE INFORMATION). THE CDSC ON C CLASS SHARES IS ELIMINATED AFTER 12 MONTHS.

(5) THE TRANSFER AGENT MAY CHARGE A PROCESSING FEE OF $10.00 FOR EACH CHECK REDEMPTION REQUEST.

(6) THE FUNDS HAVE RECEIVED AN EXEMPTIVE ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION ALLOWING THE FUNDS TO ENTER INTO AN AGREEMENT WITH THE UNDERLYING FUNDS UNDER WHICH THE UNDERLYING FUNDS WILL BEAR CERTAIN OF THE FUNDS' OTHER EXPENSES TO THE EXTENT THAT THE UNDERLYING FUNDS DERIVE FINANCIAL AND OTHER BENEFITS AS A RESULT OF INVESTMENTS FROM THE FUNDS. INVESTORS IN THE FUNDS WILL INDIRECTLY BEAR A PORTION OF SUCH "OTHER EXPENSES" THROUGH THE FUNDS' INVESTMENT IN THE UNDERLYING FUNDS. THE FUNDS AND ACCESSOR CAPITAL HAVE CONTRACTUALLY AGREED THAT THE FUNDS WILL PAY UP TO 0.10% OF THE OTHER EXPENSES AND ACCESSOR CAPITAL WILL PAY ALL OF THE OTHER EXPENSES OF THE FUNDS TO THE EXTENT THE UNDERLYING FUNDS DO NOT PAY THE EXPENSES OF THE FUNDS PURSUANT TO THE TERMS AND CONDITIONS OF THE ORDER FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004, 2005 AND 2006.

(7) OTHER EXPENSES REFLECT ESTIMATED FEES AND EXPENSES OF THE FUNDS BASED ON OTHER EXPENSES FOR THE INVESTOR CLASS SHARES FOR THE PAST FISCAL YEAR; ACTUAL EXPENSES MAY VARY.

================================================================================
The following table provides a range of estimated average weighted expense ratios for A Class Shares and C Class Shares of each Fund, which includes both the direct expenses of the Allocation Funds and the indirect expenses of the Underlying Funds (including any applicable expense waivers). Ranges are given instead of a single number because the pro-rata share of expenses fluctuates along with the changes in the average assets in each of the Underlying Funds.

--------------------------------------------------------------------------------
       ACCESSOR ALLOCATION FUND            A CLASS SHARES      C CLASS SHARES
--------------------------------------------------------------------------------
       GROWTH & INCOME ALLOCATION           1.41% - 1.51%       2.06% - 2.16%
       GROWTH ALLOCATION                    1.49% - 1.59%       2.14% - 2.24%
       AGGRESSIVE GROWTH ALLOCATION         1.53% - 1.63%       2.18% - 2.28%
--------------------------------------------------------------------------------
EXPENSE EXAMPLE
---------------

The Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example does not include the effect of the $10 fee for check redemption requests. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. The following example reflects the maximum initial sales charge in the first year for A Class Shares and reflects the CDSC for C Class Shares during the first year. Although your actual costs may be higher or lower, based on these assumptions not reflecting any expense waiver, your costs would be:

-------------------------------------------------------------------------------------------------------------
   ACCESSOR ALLOCATION FUND      SHARE CLASS          ONE YEAR     THREE YEARS     FIVE YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------
   INCOME ALLOCATION           A Class Shares          $   581       $   806        $  1,049        $  1,744
                               C Class Shares              290           580             997           2,162

   INCOME & GROWTH             A Class Shares              703           974           1,265           2,092
    ALLOCATION                 C Class Shares              305           624           1,071           2,314

   BALANCED ALLOCATION         A Class Shares              711           997           1,304           2,173
                               C Class Shares              312           647           1,111           2,394

   GROWTH & INCOME             A Class Shares              715         1,010           1,325           2,219
    ALLOCATION                 C Class Shares              317           660           1,133           2,439

   GROWTH ALLOCATION           A Class Shares              723         1,034           1,367           2,305
                               C Class Shares              325           685           1,175           2,525

   AGGRESSIVE GROWTH           A Class Shares              726         1,044           1,384           2,340
    ALLOCATION                 C Class Shares              328           696           1,192           2,560

--------------------------------------------------------------------------------
*NOTE: ACCESSOR CAPITAL HAS CONTRACTUALLY AGREED TO PAY CERTAIN EXPENSES OF THE FUNDS TO THE EXTENT SUCH EXPENSES ARE NOT PAID BY THE UNDERLYING FUNDS, PURSUANT TO THE EXEMPTIVE ORDER RECEIVED FROM THE SECURITIES AND EXCHANGE COMMISSION, THROUGH DECEMBER 31, 2006. SUCH PAYMENTS ARE NOT REFLECTED IN THIS TABLE. IF SUCH PAYMENTS WERE REFLECTED, EXPENSES FOR THE ONE YEAR PERIOD WOULD BE LOWER.
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares.

-------------------------------------------------------------------------------------------
   ACCESSOR ALLOCATION FUND          ONE YEAR*     THREE YEARS     FIVE YEARS     TEN YEARS
-------------------------------------------------------------------------------------------
   INCOME ALLOCATION                  $ 187        $  580          $  997       $ 2,162
   INCOME & GROWTH ALLOCATION           202           624           1,071         2,314
   BALANCED ALLOCATION                  209           647           1,111         2,394
   GROWTH & INCOME ALLOCATION           214           660           1,133         2,439
   GROWTH ALLOCATION                    222           685           1,175         2,525
   AGGRESSIVE GROWTH ALLOCATION         226           696           1,192         2,560

--------------------------------------------------------------------------------
*NOTE: ACCESSOR CAPITAL HAS CONTRACTUALLY AGREED TO PAY CERTAIN EXPENSES OF THE FUNDS TO THE EXTENT SUCH EXPENSES ARE NOT PAID BY THE UNDERLYING FUNDS, PURSUANT TO THE EXEMPTIVE ORDER RECEIVED FROM THE SECURITIES AND EXCHANGE COMMISSION, THROUGH DECEMBER 31, 2006. SUCH PAYMENTS ARE NOT REFLECTED IN THIS TABLE. IF SUCH PAYMENTS WERE REFLECTED, EXPENSES FOR THE ONE YEAR PERIOD WOULD BE LOWER.
--------------------------------------------------------------------------------